Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of movement of liabilities to cash flows arising from financing activities [Abstract]
Beginning balance	$ 40,245	$ 133,279
Changes from financing cash flow
Lease payment	(45,117)	(48,806)
Interest charged	3,751	2,660
Total changes from financing cash flow	(41,366)	(46,146)
Other changes
New lease entered	345,871
Early termination of lease	(40,337)
Exchange realignments	1,496	326
Total other changes	307,030	326
Ending balance	$ 305,909	$ 87,459